NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

13.                                                 NET INCOME PER SHARE

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to Camelot Information Systems Inc.	18,597	(40,824)	(40,546)
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to Series A convertible preferred share (i)	2,920	—	—
Net income attributable to Camelot Information Systems Inc. allocated to Series B convertible preferred share (i)	266	—	—
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic (i)	15,411	(40,824)	(40,546)
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted	18,597	(40,824)	(40,546)
Shares (denominator) (ii):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (iii)	128,663,415	179,954,056	177,711,280
Series A and Series B convertible preferred shares (as - if converted method)	26,605,529	—	—
Employee share options (treasury effect)	9,989,086	—	—
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted(iv)	165,258,030	179,954,056	177,711,280
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic	0.12	(0.23)	(0.23)
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted	0.11	(0.23)	(0.23)

(i)                                     The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right.  Since each Series A convertible preferred shares and Series B convertible preferred shares has the same participating right as each ordinary share, the allocation was based on the number of ordinary shares, Series A convertible preferred shares and Series B convertible preferred shares issued.

(ii)                                  The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 15 “Ordinary shares”).

(iii)                               As of December 31, 2010, 2011 and 2012, the Group has 2,690,000, 16,059,328 and 7,355,328 employee share options outstanding that can potentially dilute net income per share in the future but were excluded in computation of diluted net income per share in 2010, 2011 and 2012 as their effect would be anti-dilutive.